Trade Receivables, Net - Summary of Loss Allowance For Current Financial Assets At FVTOCI (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Net Amount	$ 5,637,485	$ 184,111	$ 5,402,714
Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 5,637,485	$ 184,111	5,402,714
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 5,637,485	$ 184,111	5,402,714
Not past due [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 5,548,363	$ 181,201	5,291,410
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 5,548,363	$ 181,201	5,291,410
Less than 1 month [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 5	$ 0	22,221
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 5	$ 0	22,221
1 to 3 months [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 76,717	$ 2,505	83,767
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 76,717	$ 2,505	83,767
More than 91 days [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 12,400	$ 405	5,316
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 12,400	$ 405	$ 5,316